PROVISIONS	9 Months Ended
Sep. 30, 2021
Provisions [abstract]
PROVISIONS

9. PROVISIONS

	Post-retirement	Rehabilitation
	benefits (1)	provision (2)	Total
	$	$	$

Year ended December 31, 2020
Opening balance	617	1,626	2,243
Termination payments	(113)	-	(113)
Change in estimate	233	-	233
Accretion for the period	40	61	101
Exchange differences	(125)	(131)	(256)
Closing balance	652	1,556	2,208

Period ended September 30, 2021
Opening balance	652	1,556	2,208
Termination payments	(57)	-	(57)
Change in estimate	-	147	147
Accretion for the period	184	59	243
Change on reorganization (3)	(90)	-	(90)
Exchange differences	(11)	(30)	(41)
Closing balance	678	1,732	2,410

(1)	Post-retirement benefits: The Company provides post-retirement benefit supplements as well as leaving indemnities to employees at the Mexican operations. Under Mexican labour law, the Company provides statutorily mandated severance benefits to its employees terminated under certain circumstances. Key financial assumptions used in the above estimate include an annual discount rate of 6.50% (December 31, 2020 – 4.86%), annual salary rate increase of 3.75% (December 31, 2020 – 3.75%) and minimum wage increase rate of 5.31% (December 31, 2020 – 5.31%) and the life of mine of approximately three years.

(2)	Rehabilitation provision: Key financial assumptions used in the above estimate include an annual discount rate of 6.22% (December 31, 2020 – 4.73%), Mexican inflation rate and the life of mine of approximately three years. The total undiscounted amount of estimated cash flows required to settle the Company’s obligations is $2,075 of which $1,087 relates to the Platosa mine and $988 relates to the Miguel Auza processing facility.

(3)	In accordance with changes in Mexican labour laws, the Company’s post-retirement benefit obligations were transferred between subsidiaries of the Company and revalued, resulting in a net reduction in the provision.

Also refer to Note 12 for the Provision for litigation that was recognized in the three- and nine-month periods ended September 30, 2021.